Property and equipment (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment, Gross	$ 2,857,695	$ 3,143,491
Accumulated Amortization	2,468,903	2,767,714
Property And Equipment, Net	388,792	375,777
Computers and Software [Member]
Property and Equipment, Gross	926,313	1,265,045
Accumulated Amortization	902,603	1,257,313
Property And Equipment, Net	23,710	7,732
Furniture and Other Equipment [Member]
Property and Equipment, Gross	407,885	405,877
Accumulated Amortization	402,708	401,110
Property And Equipment, Net	5,177	4,767
Leasehold Improvements [Member]
Property and Equipment, Gross	523,507	523,507
Accumulated Amortization	366,784	338,148
Property And Equipment, Net	156,723	185,359
Survey Equipment [Member]
Property and Equipment, Gross	999,990	949,062
Accumulated Amortization	796,808	771,143
Property And Equipment, Net	$ 203,182	$ 177,919